EFFECT OF THE CHANGE IN PRESENTATION CURRENCY (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares
Revenue
Revenue	$ 18,475	$ 41,708	$ 19,554	$ 26,069
Cost of sales	(18,035)	(37,473)	(16,977)	22,727
Cost of sales	18,035	37,473	16,977	(22,727)
Gross margin	440	4,235	2,577	3,342
Expenses
Sales and administration	9,526	7,812	4,522	6,035
Stock-based compensation			738	963
Amortization	2,572	872	480	643
Interest and finance costs			545	(730)
Interest and finance costs			(545)	730
Interest and finance costs	3,253	341	(548)	(725)
Expenses	18,186	11,094	5,737	7,646
Loss before taxes	(17,746)	(6,859)	(3,160)	(4,304)
Current income tax expense	(202)	(464)	(76)	(98)
Current income tax expense	$ 202	$ 464	76	98
custom:NetLoss			$ (3,236)	$ (4,402)
Loss per share
Basic & diluted | (per share)	$ (0.45)	$ (0.24)	$ (0.13)	$ (0.17)
Weighted average number of common
Basic & diluted	39,650,426	30,827,688	25,759,134	25,759,134
Items that may be reclassified subsequently to net loss
Exchange differences on translation of foreign operations	$ 1,554	$ (296)	$ 282	$ (3)
Total other comprehensive (loss) income			282	(3)
Total comprehensive loss	(16,394)	(7,619)	(2,954)	(4,405)
Bus Sales [Member]
Revenue
Revenue	11,699	38,197	16,247	21,666
Other [Member]
Revenue
Revenue	$ 5,310	$ 3,511	$ 3,307	$ 4,403